Long-Term Investments	6 Months Ended
Sep. 30, 2025
Long-Term Investments [Abstract]
Long-term investments

Note 6 — Long-term investments

As of September 30, 2025 and March 31, 2025, long-term investments comprised of the following:

	September 30,	March 31,
	2025	2025

Investment in Nekcom	$15,364,229	$15,364,229
Investment in Cloudshelf Limited	71,045	71,045
Total	$15,435,274	$15,435,274

Investment in Nekcom

On November 20, 2024, the Company, Nekcom and certain significant shareholders of Nekcom entered into a Series B Preferred Stock Purchase Agreement (the “Nekcom SPA”) pursuant to which the Company has agreed to purchase 12,250,000 shares of Nekcom’s Series B Preferred Stock that would constitute 20% of the total outstanding shares of Nekcom for an aggregate purchase price of $15,000,000 consisting of (a) $7,500,000 in cash, and (b) $7,500,000 in the Company’s ordinary shares.

In connection with the Nekcom SPA, 262,325 ordinary shares of GCL Global (the “Nekcom Consideration Shares”) and an additional 262,325 ordinary shares of GCL Global (the “Nekcom Additional Consideration Shares”) were issued in the name of Nekcom on December 18, 2024 but were held in escrow until full recoupment date of the minimum guarantee pursuant to a Publishing Agreement dated December 18, 2024 (see Note 23) when they will be released to either Nekcom or the Company depending on the value of Nekcom Consideration Shares (the “Consideration Shares VWAP”) based on the volume weighted average price of the Consideration Shares over thirty (30) trading days immediately preceding the full recoupment date. If the Consideration Shares VWAP exceeds $7,500,000, all Nekcom Consideration Shares will be released to Nekcom, and all Nekcom Additional Consideration Shares will be returned to the Company for cancellation. In the event that the Consideration Shares VWAP is below $7,500,000 but exceeds $1,200,000, Nekcom will receive such number of Nekcom Additional Consideration Shares from the escrow account that would make up the shortfall, with the balance returned to the Company for cancellation. If the value of the Nekcom Additional Consideration Shares so released from the escrow account is not sufficient to make up the shortfall, the Company has agreed to either pay Nekcom cash to make up the shortfall, or issue additional shares to Nekcom and use its reasonable best efforts to register such shares for resale. If the Consideration Shares VWAP is below $1,200,000, the Company has agreed to pay Nekcom the shortfall between $7,500,000 and the Consideration Shares VWAP in cash. Upon completion of the Business Combination on February 13, 2025, the Nekcom Consideration Shares and the Nekcom Additional Consideration Shares were exchanged for an aggregate of 2,126,729 of ordinary shares of the Company, all of which were held in escrow (see Note 3).

On May 15, 2025, parties amended the Nekcom SPA (the “First Amendment”) to provide that, among other things, the Company shall have the right to instruct the escrow agent to return to the Company the full amount of the Nekcom Consideration Shares if either (i) the Company has not recouped in full both the minimum guarantee (as defined in the Publishing Agreement) and its investments related to SHOWA American Story (the “Licensed Game”) as specified in the First Amendment within 12 months of the commercial launch of the Licensed Game; or (ii) the Licensed Game has not been commercially launched on or before December 31, 2026. In that case, the Company shall be required to return to Nekcom 10% of the equity interests of Nekcom issued to the Company pursuant to the Nekcom SPA.

As of September 30, 2025, the Company had remitted $7,500,000 cash consideration towards investment in Nekcom’s Series B preferred Share. However, the Nekcom Consideration Shares and Nekcom Additional Consideration Share are being held in escrow yet to be released as the contingency of recoupment of the minimum guarantee has not yet been met.

The Company’s investment in Nekcom’s Series B Preferred Shares are classified as equity securities but do not meet the criteria to be considered in-substance common stock under ASC 323-10-15-13. These shares possess substantive liquidation preferences, fixed returns, and conditional participation rights that distinguish them from common stock. Consequently, the Nekcom investment is not accounted for under the equity method. As a result, the investment Nekcom’s Series B Preferred Shares does not qualify for equity method accounting under ASC 323 and is instead accounted for under ASC 321 as an equity investment to measure it at cost, with subsequent remeasurement to fair value only upon impairment or when there are observable prince changes in orderly transactions for identical or similarly investments. As of the acquisition date, the $7,500,000 cash consideration, $364,229 acquisition cost, and $7,500,000 share consideration were determined to be included in the initial investment cost. The Company will assess the impairment as subsequent measurement. As of September 30, 2025 and March 31, 2025, no impairment was recorded against investment in Nekcom.

Investment in Cloudshelf Limited (“Cloudshelf”)

On November 8, 2022, the Company entered into a subscription and shareholders agreement with Cloudshelf, a private limited company incorporated in England and Wales. Pursuant to the agreement, the Company subscribed for ordinary shares in Cloudshelf for a total consideration of $71,045, representing a 13.5% equity interest of Cloushelf.

As the Company does not have significant influence over Cloudshelf, the investment is accounted for in accordance with ASC 321, The investment is measured at cost, with subsequent remeasurement to fair value only upon impairment or when there are observable prince changes in orderly transactions for identical or similarly investments. As of September 30, 2025 and March 31, 2025, no impairment indicators were identified, and no loss was recorded.